Convertible Preference Share Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Preference Share Liabilities [Abstract]
Schedule of Convertible Preference Share Liabilities
	Year ended December 31, 2024
	No. of units	Amount
At January 1, 2024	18,000	$7,767,238
Convertible preference share liabilities issued	10,000	5,544,628
Convertible preference share liabilities exercised	(28,000)	(39,465,089)
Change in fair value	-	26,153,223
At December 31, 2024	-	$-

	Year ended December 31, 2023
	No. of units	Amount
At January 1, 2023	-	$-
Convertible preference share liabilities issued	25,000	14,067,712
Convertible preference share liabilities exercised	(7,000)	(5,214,962)
Change in fair value	-	(1,085,512)
At December 31, 2023	18,000	$7,767,238